Victory Funds

Victory INCORE Investment Quality Bond VIP Series

(the “Fund”)

Supplement dated September 3, 2019

to the Summary Prospectus dated May 1, 2019 (“Prospectus”)

Effective September 9, 2019, S. Brad Fush and Gregory D. Oviatt will resign as portfolio managers of the Fund. All references to Mr. Fush and Mr. Oviatt in the Summary Prospectus are to be deleted as of that date.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.